Other Employee-Related Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 2,866	€ 2,599
Other non-financial liabilities, current	€ 4,120	€ 3,982
% of other non-financial liabilities, current	70.00%	65.00%
Other employee-related liabilities, non-current	€ 185	€ 175
Other non-financial liabilities, non-current	€ 501	€ 514
% of other non-financial liabilities, non-current	37.00%	34.00%
Other employee-related liabilities	€ 3,051	€ 2,774
Other non-financial liabilities	€ 4,621	€ 4,496
% of other non-financial liabilities	66.00%	62.00%